Employee benefits - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined contribution plans	€ 10.2	€ 8.3	€ 9.0
Recognized liability for net employee benefit obligations	244.2	276.2	237.5
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 6.7
Weighted average duration of defined benefit obligation	18 years 10 months 24 days
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net employee benefit obligations	€ 352.6	374.1	€ 323.9
Present value of defined benefit obligation | Other countries
Disclosure of defined benefit plans [line items]
Recognized liability for net employee benefit obligations	€ 8.7	€ 4.0